AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 111.5%
Long-Term Municipal Bonds – 111.5%
Alabama – 6.4%
Black Belt Energy Gas District (BP PLC) Series 2025-2 5.00%, 03/01/2055(a) (b)	$10,000	$11,031,314
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	10,370	11,450,854
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	7,000	7,653,736
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,510	1,579,391
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-2 5.43%, 06/01/2049(a) (b)	10,000	10,192,128
Series 2024 5.50%, 10/01/2054(a) (b)	10,000	11,154,656
Series 2026-E 5.00%, 07/01/2033(c)	10,000	10,842,091
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a) (b)	10,000	10,309,976
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-2 0.05%, 05/01/2055(a) (b)	10,000	10,841,268
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a) (b)	10,000	10,949,783
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	10,000	10,534,056
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-2 5.25%, 07/01/2054(a) (b)	10,000	11,041,654
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	2,545	2,434,365
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	10,000	10,898,214

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-2 6.00%, 01/01/2053(a) (b)	$10,000	$10,447,768
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-2 5.00%, 01/01/2054(a) (b)	10,000	10,758,629
Series 2025-2 5.00%, 01/01/2054(a) (b)	9,190	9,887,180
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 01/01/2054(a) (b)	20,000	21,344,192

		183,351,255

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	10,000	1,135,046

American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-B 5.25%, 09/01/2045(a)	1,100	1,116,513

Arizona – 3.1%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	8,855	9,038,916
Arizona Industrial Development Authority (BASIS Schools Obligated Group) Series 2017-D 5.00%, 07/01/2051(a)	1,885	1,755,982
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(a)	1,000	999,761
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	8,466,277
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	3,045	3,105,785
6.875%, 03/01/2055(a)	3,955	4,089,676

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d) (e) (f)	$10,420	$244,870
Series 2021-A 5.50%, 07/01/2031(d) (e) (f)	480	11,280
6.00%, 07/01/2051(d) (e) (f)	3,000	70,500
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	8,315	8,359,486
Series 2024-B 5.68%, 01/01/2043(a)	1,775	1,775,862
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2040	2,865	2,446,206
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	1,000	1,000,463
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,699,838
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(d) (e) (f)	5,000	4,000,000
5.00%, 07/01/2055(d) (e) (f)	1,000	800,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	3,250	3,555,990
6.875%, 11/15/2052(a)	2,000	2,137,648
7.00%, 11/15/2057(a)	1,000	1,071,130
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018 6.00%, 07/01/2038(a)	2,000	2,065,284
Series 2018-A 6.00%, 07/01/2052(a)	4,040	4,068,619
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,500	1,504,830
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(a)	2,000	2,061,254
6.75%, 07/01/2063(a)	2,000	2,067,924
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,298,941

	Principal Amount (000)	U.S. $ Value

Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2025-C 5.25%, 01/01/2055	$10,000	$10,759,972
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	992,756

		88,449,250

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	2,700	2,912,428
Series 2024 7.375%, 07/01/2048(a)	13,000	14,133,252
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,318,482

		19,364,162

California – 15.3%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	6,832,983
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,587,666
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	3,000	3,113,469
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	3,000	2,574,792
California Community Choice Financing Authority (American General Life Insurance) Series 2023-2 5.50%, 05/01/2054(a) (b)	10,000	10,653,663
Series 2025-2 5.00%, 08/01/2055(a) (b)	10,000	10,818,606
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025-2 5.00%, 10/01/2056(a) (b)	10,000	11,199,403
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025-2 5.00%, 11/01/2033(a) (b)	10,000	11,066,452

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$10,000	$10,746,832
California Community Choice Financing Authority (Morgan Stanley) Series 2023-2 4.68%, 07/01/2053(a) (b)	10,000	10,083,911
Series 2026-2 3.90%, 04/01/2056(a) (b)	10,000	9,999,713
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	3,705	4,037,519
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(a) (b)	10,000	11,107,605
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	5,200	4,411,161
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	13,500	11,583,003
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	7,733,056
4.00%, 08/01/2046(a)	3,295	2,886,797
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	5,000	3,469,897
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	32,000	1,277,766
5.50%, 02/01/2040(a)	1,000	900,399
Series 2022-A 4.50%, 08/01/2052(a)	6,000	4,596,130
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055	1,000	214,710
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	22,000	4,263,699

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	$960	$933,191
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class X 0.825%, 03/25/2035(g)	15,020	571,032
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,726	3,715,692
Series 2021-3, Class X 0.793%, 08/20/2036(g)	13,299	576,099
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	13,430	7,252,200
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	10,000	10,249,697
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	970	85,374
Series 2021-A1 5.00%, 01/01/2056(a)	1,990	1,741,888
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	990	990,146
California Municipal Finance Authority (California Municipal Finance Authority Municipal Certificates Series 2026-1) Series 2026-1 4.05%, 07/20/2041(c)	5,000	5,011,874
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	615	613,021
6.875%, 01/01/2042(a)	3,415	3,393,429
Series 2014 5.00%, 01/01/2035	1,005	889,944
5.25%, 01/01/2045	2,025	1,668,143
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2043	3,000	3,049,677

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d) (e)	$3,795	$75,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	8,595	8,605,812
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	3,345	3,417,872
6.75%, 03/01/2055(a)	2,385	2,479,110
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	200	271,319
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	3,790	3,476,027
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(a)	3,500	3,500,221
5.00%, 07/01/2051(a)	1,750	1,733,696
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,062,981
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(d) (e) (f)	1,000	600,000
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	1,000	1,000,368
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	10,000	10,994,264
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	10,000	11,572,593
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025-2 5.25%, 05/15/2043(a) (b)	10,000	11,180,286
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	10,000	7,740,542

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	$3,090	$2,076,692
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	5,000	4,384,197
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	6,800	4,741,916
4.00%, 08/01/2047(a)	2,585	2,433,298
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	5,271,804
4.00%, 05/01/2057(a)	10,000	7,214,692
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,275	2,424,901
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	5,000	4,199,193
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	6,237,653
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	5,800	4,048,163
4.00%, 07/01/2058(a)	7,360	3,995,902
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	7,000	5,119,631
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	5,500	3,840,211

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	$2,000	$1,413,994
4.00%, 12/01/2056(a)	9,600	7,311,163
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	8,134,464
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	706,319
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	4,399,452
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	8,390,143
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,500	1,745,562
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	5,100	5,153,176
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	130,105	13,871,210
Pleasanton Unified School District (Pleasanton Unified School District) Series 2025 4.25%, 08/01/2050	10,980	10,976,912
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(a) (b)	10,000	10,299,155
5.25%, 05/01/2042(a) (b)	10,000	11,170,335
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	12,950	2,092,297
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,480	1,904,786
Series 2019 Zero Coupon, 06/01/2054	6,520	1,230,855
5.00%, 06/01/2039	680	718,701

	Principal Amount (000)	U.S. $ Value

University of California (University of California) Series 2025-C 5.25%, 05/15/2040	$10,000	$12,723,704
Series 2026-C 5.00%, 11/15/2039(c)	10,000	12,259,428

		436,101,539

Colorado – 3.3%
Aurora Crossroads Metropolitan District No. 2 (Aurora Crossroads Metropolitan District No. 2) Series 2025-A 0.00%, 12/01/2055(h)	1,000	901,791
6.125%, 12/01/2055	1,180	1,181,457
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	10,000	9,739,553
Broadway Station Metropolitan District No. 3 (Broadway Station Metropolitan District No. 3) Series 2019 5.00%, 12/01/2039	748	613,121
5.00%, 12/01/2049	1,750	1,171,458
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,730	5,733,369
Series 2022 6.50%, 12/01/2053	1,000	1,049,510
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,160,782
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(f)	4,000	4,206,868
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	889,966
5.125%, 11/01/2049	765	741,610
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,688,494
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,580,725
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2022-2 5.25%, 11/01/2038(a) (b)	2,200	2,463,015

	Principal Amount (000)	U.S. $ Value

5.25%, 11/01/2039(a) (b)	$2,600	$2,894,108
5.25%, 11/01/2052(a) (b)	5,000	5,201,567
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,158,767
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(d) (e) (f)	1,750	1,264,867
Colorado State University Research Foundation (Colorado State University System) Series 2025-A 5.50%, 03/01/2065(a)	2,500	2,505,290
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d) (e) (f)	10,000	8,500,000
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	8,153	8,019,325
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	2,000	1,980,728
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	1,500	1,542,334
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	626	640,664
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,000	1,000,590
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(f)	3,760	3,661,698
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	4,380	2,826,017
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	3,000	2,856,850
5.00%, 12/01/2052	1,000	868,245
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	1,500	1,558,625

	Principal Amount (000)	U.S. $ Value

Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	$333	$338,288
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (h)	1,000	736,189
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,121,586
6.75%, 12/01/2053	3,000	3,155,203
Series 2023 8.375%, 12/15/2054	1,000	1,002,277
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(a)	2,000	2,058,522
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	108	93,415
AG Series 2020 5.00%, 12/01/2027	195	203,112
5.00%, 12/01/2030	270	293,901
5.00%, 12/01/2050	205	208,280
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	1,000	1,026,061
6.75%, 12/01/2052	1,000	1,020,185

		92,858,413

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	1,100	1,159,593
6.25%, 10/01/2060	1,295	1,306,542
6.50%, 10/01/2055	2,125	2,185,419
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,062,786

		5,714,340

District of Columbia – 1.5%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a) (h)	1,000	654,228
0.00%, 06/01/2049(a) (h)	1,600	993,971
Series 2024-A 5.125%, 06/01/2034(a)	2,720	2,863,291

	Principal Amount (000)	U.S. $ Value

District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(a)	$1,425	$1,403,227
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	140,500	14,012,858
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2037(a) (b)	4,500	5,158,101
5.00%, 10/01/2038(a) (b)	5,500	6,236,161
Series 2025-A 5.00%, 10/01/2050	1,000	1,033,129
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2024 5.00%, 07/15/2054	10,000	10,337,219

		42,692,185

Florida – 5.8%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,374,183
4.00%, 10/01/2046	1,750	1,530,460
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	2,050	2,031,048
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046	200	203,481
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	986,383
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,361,134
5.00%, 10/01/2032	1,000	1,070,644
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	3,000	3,110,543

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.75%, 06/15/2065(a)	$1,710	$1,727,209
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a) (h)	9,125	827,194
5.00%, 06/01/2049(a)	1,300	1,219,598
5.00%, 06/01/2054(a)	3,525	3,235,690
5.25%, 06/01/2039(a)	1,000	1,043,506
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,141,462
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	27,000	2,390,845
3.375%, 07/01/2031(a)	785	767,126
5.00%, 07/01/2056(a)	1,640	1,454,915
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,000	921,138
5.00%, 06/01/2055(a)	2,000	1,707,452
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	1,250	1,259,280
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(a)	2,000	2,047,906
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(a)	4,320	4,344,145
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	506,999
Zero Coupon, 09/01/2042	1,000	514,420
Zero Coupon, 09/01/2049	1,000	319,241
Zero Coupon, 09/01/2053	1,400	366,728
County of Lake FL (Waterman Communities) Series 2020 5.50%, 08/15/2040	3,000	3,102,294
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2025-2 5.25%, 10/01/2054(a) (b)	10,200	10,608,645

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-2 0.05%, 10/01/2035(a) (b)	$11,470	$13,249,901
5.00%, 10/01/2034(a) (b)	4,630	5,308,414
Series 2025-2 5.50%, 10/01/2055(a) (b)	10,000	10,529,880
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	250	175,075
Zero Coupon, 10/01/2036	410	274,593
Zero Coupon, 10/01/2037	230	147,202
Zero Coupon, 10/01/2038	315	191,591
Zero Coupon, 10/01/2039	390	225,247
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	1,000	1,039,600
5.75%, 10/01/2055(a)	2,305	2,394,799
5.75%, 10/01/2065(a)	2,280	2,362,740
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	150	156,288
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,022,566
6.125%, 06/01/2054	1,000	1,003,411
6.25%, 06/01/2059	1,000	1,008,061
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	1,000	1,015,862
5.00%, 04/01/2051(a)	1,970	1,892,481
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	1,000	1,069,844
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	3,900	3,718,124
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 3.00%, 07/01/2031(a)	895	884,502
4.00%, 07/01/2051(a)	1,950	1,640,987
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	5,000	5,075,733

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	$2,365	$2,358,578
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	2,000	2,057,182
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	1,001,779
5.25%, 06/01/2054(a)	1,050	1,018,335
5.25%, 06/01/2059(a)	1,000	964,570
6.50%, 06/01/2059(a)	1,200	1,135,745
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2019 5.00%, 03/01/2044	795	791,783
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,200	1,206,088
6.19%, 08/01/2055	1,520	1,576,406
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)	3,685	3,749,479
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,010,826
6.875%, 11/15/2064(a)	1,305	1,374,764
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.50%, 10/01/2054(a) (b)	10,000	10,626,489
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,830,744
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	1,010,677
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	1,500	1,505,345
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	4,300	4,455,885

	Principal Amount (000)	U.S. $ Value

Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	$1,000	$932,839
4.00%, 10/01/2051	1,815	1,481,014
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,738,079
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	1,000	1,487,958
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d) (e) (f) (i) (j)	1,905	381,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,377,418
5.00%, 01/01/2052	4,500	4,174,729
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	1,910	1,517,970
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	100	99,823
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	975	981,745
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(a)	995	1,027,385
4.20%, 05/01/2039(a)	1,000	1,012,670
4.55%, 05/01/2044(a)	1,000	999,385
4.80%, 05/01/2055(a)	2,495	2,430,823

		165,878,083

Georgia – 2.8%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a) (h)	10,000	9,107,272
Series 2024-A 5.50%, 04/01/2039(a)	2,500	2,618,664

	Principal Amount (000)	U.S. $ Value

Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2055(a)	$1,065	$1,107,766
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2043	11,475	12,528,177
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-B 5.50%, 07/01/2055	10,000	10,608,810
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	1,002,475
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-2 5.00%, 12/01/2054(a) (b)	10,000	10,734,294
Series 2024-2 5.00%, 06/01/2053(a) (b)	10,000	10,702,432
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-2 5.00%, 07/01/2053(a) (b)	10,000	10,734,328
Series 2024-2 5.27%, 12/01/2053(a) (b)	10,000	10,318,760
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	605	623,333

		80,086,311

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2055	2,790	2,930,197
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,397,984

		7,328,181

Idaho – 0.3%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	3,000	3,202,940

	Principal Amount (000)	U.S. $ Value

Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	$4,000	$4,008,755

		7,211,695

Illinois – 4.7%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	2,000	1,912,188
Chicago Board of Education (Chicago Board of Education) Series 2015-C 5.25%, 12/01/2035	1,835	1,834,947
Series 2017-A 7.00%, 12/01/2046(a)	4,975	5,114,301
Series 2017-B 6.75%, 12/01/2030(a)	11,365	11,942,101
7.00%, 12/01/2042(a)	2,400	2,487,550
Series 2017-H 5.00%, 12/01/2046	1,380	1,310,819
Series 2018-A 5.00%, 12/01/2032	4,800	4,901,697
Series 2023-A 5.875%, 12/01/2047	5,000	5,164,161
6.00%, 12/01/2049	5,000	5,179,306
Series 2025 5.75%, 12/01/2050	1,025	1,049,260
Series 2025-C 5.50%, 12/01/2045	13,500	13,663,358
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.50%, 12/01/2056	2,315	2,484,984
City of Chicago IL (City of Chicago IL) Series 2016-C 5.00%, 01/01/2038	50	50,033
Series 2025-A 6.00%, 01/01/2050	7,000	7,365,443
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (e)	7,950	5,095,592
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	2,007,155
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 7.00%, 02/15/2056	2,205	2,160,451
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	907,258

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	$1,190	$1,081,774
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,747,012
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	3,000	3,463,066
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.375%, 11/01/2050	1,200	1,218,925
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,442	8,378,155
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	628,300
Series 2024 5.67%, 11/01/2038(f)	5,820	5,902,198
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	24,500	13,266,993
Zero Coupon, 12/15/2050	19,675	6,019,710
AG Series 2017 Zero Coupon, 12/15/2056	4,495	1,046,594
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	5,357	5,858,346
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	2,000	1,983,244
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	6,015	6,016,469
Series 2016-B 7.00%, 03/01/2033	2,806	2,806,902

		134,048,292

Indiana – 2.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)	328	33

	Principal Amount (000)	U.S. $ Value

City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	$3,315	$3,151,543
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	1,000	1,027,487
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d) (e) (f)	17,575	878,750
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	2,037,471
4.00%, 04/01/2040	2,215	2,130,627
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2045	5,780	6,325,541
5.25%, 10/01/2046	5,000	5,416,282
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	10,000	10,180,172
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,745,985
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	4,750	4,563,052
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,325	1,212,041
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,156,718
6.00%, 03/01/2053	5,000	5,236,517
Series 2023-F 7.75%, 03/01/2067	4,075	4,506,024
BAM Series 2023 5.25%, 03/01/2067	5,000	5,224,566

		55,792,809

Iowa – 0.7%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	1,465	1,473,155
4.00%, 12/01/2041	3,400	3,091,882
4.00%, 12/01/2046	2,275	1,861,343
4.00%, 12/01/2051	4,060	3,121,982

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	$5,000	$4,445,585
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	36,140	5,343,798

		19,337,745

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	5,000	4,989,849
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority) 5.00%, 11/15/2046(d) (e)	1,899	19
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,036,507
5.00%, 03/01/2039	1,070	1,102,815
5.00%, 03/01/2044	655	662,354
5.00%, 03/01/2049	3,835	3,807,606

		11,599,150

Kentucky – 2.7%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2038	745	748,420
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,985,389
5.50%, 11/15/2045	1,665	1,443,978
Series 2016-A 5.00%, 05/15/2046	4,500	3,829,030
5.00%, 05/15/2051	3,500	2,823,601
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,082,764
5.25%, 06/01/2041	3,650	3,696,399
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,372,900
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	5,130	5,382,456
Series 2022-B 6.75%, 11/01/2040(a)	850	890,274

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	$10,000	$10,991,574
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-2 5.00%, 05/01/2055(a) (b)	10,000	10,714,844
Kentucky Public Energy Authority (Morgan Stanley) Series 2024-2 4.00%, 08/01/2052(a) (b)	10,000	10,360,095
Series 2025-2 5.25%, 06/01/2055(a) (b)	10,000	10,807,798
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	390,230

		75,519,752

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,626,119
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(a)	1,000	1,041,314
6.15%, 06/15/2055(a)	2,150	2,206,512
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	5,260	5,104,795
5.75%, 09/01/2064	5,500	5,722,970
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d) (e)	7,250	72
Series 2014-A 8.375%, 07/01/2039(d) (e)	17,000	170
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	25	25,141
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,055	1,166,692

		22,893,785

	Principal Amount (000)	U.S. $ Value

Maryland – 2.0%
City of Westminster MD (Lutheran Village at Miller’s Grant) Series 2014-A 6.00%, 07/01/2034	$1,385	$1,386,495
6.125%, 07/01/2039	950	950,749
6.25%, 07/01/2044	2,600	2,601,307
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2027	430	437,285
5.00%, 01/01/2028	300	310,842
5.00%, 01/01/2029	290	305,631
5.00%, 01/01/2030	285	304,857
5.00%, 01/01/2036	1,790	1,909,365
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a) (b)	45,000	49,041,817

		57,248,348

Massachusetts – 1.7%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2055	10,000	10,490,924
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.25%, 07/01/2055	10,000	10,738,695
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	3,630	3,633,668
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2037(a)	1,000	1,015,106
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	2,700	2,756,379
Series 2026 5.50%, 10/01/2043	1,850	2,016,565
Massachusetts Port Authority (Massachusetts Port Authority) Series 2025-2 5.00%, 07/01/2036(a) (b)	4,500	4,767,428
5.00%, 07/01/2037(a) (b)	4,000	4,222,147
5.00%, 07/01/2038(a) (b)	8,100	8,522,480

		48,163,392

	Principal Amount (000)	U.S. $ Value

Michigan – 0.5%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d) (e)	$1,558	$1,723,619
Series 2014-B 4.00%, 04/01/2044(h)	6,923	5,643,830
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	50	50,100
4.00%, 02/01/2032	285	285,494
4.00%, 02/01/2042	1,115	995,264
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	18,000	1,879,733
Michigan Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2045	45	45,293
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	3,821,512

		14,444,845

Minnesota – 1.3%
City of Apple Valley MN (PHS Apple Valley Senior Housing) Series 2021 4.00%, 09/01/2061	870	666,863
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	2,570	2,614,447
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (h)	5,000	5,287,604
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	5,000	5,105,893
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	5,000	5,165,878
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	3,060	3,249,471

	Principal Amount (000)	U.S. $ Value

City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.875%, 11/01/2065	$1,750	$1,777,244
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	7,500	7,592,354
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(f)	2,100	1,458,308
4.00%, 06/01/2051(f)	2,225	1,304,231
4.00%, 06/01/2056(f)	1,000	558,401
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	1,000	1,001,867
6.08%, 07/01/2042	1,000	1,058,363

		36,840,924

Mississippi – 0.2%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d) (e) (f)	5,750	287,500
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	1,000	862,519
5.00%, 10/01/2031(a)	2,850	3,007,841
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	253,462
5.00%, 01/01/2035	750	801,087

		5,212,409

Missouri – 1.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	10,500	12,504,033
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	5,005,237
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	2,006,496
5.00%, 08/15/2046	5,585	5,284,296
5.00%, 08/15/2051	2,415	2,196,099
Series 2021-A 5.00%, 08/15/2056	4,910	4,413,155

	Principal Amount (000)	U.S. $ Value

Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.50%, 06/15/2045(a)	$2,340	$2,365,658
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	2,000	2,008,446

		35,783,420

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a) (h)	4,245	3,607,592

Nevada – 0.5%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	8,500	1,349,190
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.25%, 06/01/2055	10,000	10,683,710
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	5,215	2,816,100
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(d) (e) (f)	1,465	15

		14,849,015

New Hampshire – 3.5%
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	3,378	3,445,970
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	2,854	3,017,994
Series 2025-1, Class A2 5.15%, 06/20/2041	998	1,062,719
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	5,336	5,337,156

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	$956	$957,681
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 6.00%, 08/01/2065	1,590	1,597,301
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	748,321
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 5.875%, 11/01/2045	2,590	2,583,041
6.00%, 11/01/2055	6,990	6,665,306
10.00%, 05/01/2036	1,700	1,734,100
Series 2025-2 5.15%, 09/28/2037	3,510	3,634,714
Series 2025-A Zero Coupon, 02/01/2035(a)	4,662	2,616,340
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	11,592	12,096,259
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	16,168	16,847,799
Series 2022-1, Class X 0.35%, 09/20/2036(g)	10,475	196,372
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,534	9,730,335
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.494%, 07/01/2051(g)	4,128	147,794
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.505%, 08/20/2039(g)	9,870	383,890
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	2,350	2,502,628
5.875%, 12/15/2033(a)	2,896	2,899,919
Series 2025-1, Class A2 4.167%, 01/20/2041	1,488	1,483,192
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.946%, 02/20/2041	1,058	1,129,529
Series 2025-3, Class A2 4.946%, 02/20/2041	2,994	3,082,926

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-B 3.75%, 07/01/2045(a)	$3,215	$2,684,697
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,511	1,511,026
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	566	567,320
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	11,255,734

		99,920,063

New Jersey – 3.3%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,000	849,881
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,400	1,475,491
6.625%, 01/01/2045(a)	2,080	2,183,011
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,800,314
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	2,000	2,039,440
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,516,622
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,925	2,930,717
Series 2014-B 5.625%, 11/15/2030	4,525	4,542,540
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	2,670	1,618,979
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-C 5.00%, 01/01/2033	2,250	2,623,175
5.00%, 01/01/2034	6,000	7,089,290

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2035	$2,325	$2,775,643
Series 2027-A 5.00%, 01/01/2031(c)	1,000	1,089,050
5.00%, 01/01/2032(c)	1,500	1,662,901
5.00%, 01/01/2034(c)	2,000	2,276,260
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	44,815	44,336,739

		94,810,053

New York – 5.6%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	4,050	4,005,010
Build NYC Resource Corp. (Build NYC Resource Corp.) 5.00%, 11/01/2039	2,548	2,038,470
Series 2014 5.50%, 11/01/2044	1,039	830,864
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 5.25%, 06/15/2045	1,000	1,012,814
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2061(a)	2,000	1,932,595
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(i) (j)	7,315	523,613
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	1,355	1,142,109
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	10,000	10,488,944
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	51,990	8,096,502
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	6,690	6,700,980
7.25%, 11/15/2044(a)	1,705	1,709,022
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	2,000	2,152,728

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	$6,000	$6,149,648
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,520,062
6.00%, 06/30/2054	2,500	2,622,829
Series 2024 5.00%, 06/30/2060	2,000	1,953,723
5.50%, 06/30/2054	11,925	12,192,110
Series 2025 6.00%, 06/30/2059	5,000	5,331,933
AG Series 2023 5.00%, 06/30/2049	2,000	2,022,022
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	17,110	17,126,092
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	4,000	4,092,284
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-2 5.25%, 05/15/2052(a) (b)	5,000	5,241,315
5.25%, 05/15/2057(a) (b)	10,000	10,489,032
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-2 5.50%, 11/15/2057(a) (b)	10,000	10,679,119
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	10,000	10,529,368
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	2,500	2,321,111
5.00%, 06/01/2048	3,550	3,267,109
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,303,353
5.25%, 09/15/2042	1,795	1,801,732
5.25%, 09/15/2047	3,080	2,954,104
5.25%, 09/15/2053	6,635	6,168,262
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(a)	1,000	1,010,219

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 6.50%, 12/01/2065(a) (c)	$1,025	$1,055,864
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,650	1,579,241

		159,044,183

North Carolina – 0.8%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2033(a)	710	795,401
5.00%, 04/01/2035(a)	830	939,127
5.00%, 04/01/2039(a)	1,120	1,233,815
5.00%, 04/01/2041(a)	1,290	1,405,034
5.00%, 04/01/2043(a)	1,480	1,587,405
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 5.25%, 11/01/2056	4,945	5,019,713
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2051	3,000	908,537
Zero Coupon, 01/01/2052	2,000	572,699
Zero Coupon, 01/01/2053	1,000	271,448
Raleigh Housing Authority (Union at Capital LP) Series 2026 4.95%, 02/01/2030(a)	315	315,010
5.88%, 12/01/2043(a)	6,120	6,130,249
7.70%, 12/01/2043(a)	170	170,337
Series 2026-B 6.95%, 02/01/2030(a)	2,855	2,857,587

		22,206,362

North Dakota – 0.0%
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040	1,000	1,140,597

Ohio – 1.5%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	46,605	3,616,478
5.00%, 06/01/2055	23,975	19,796,493
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2033	800	867,898

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	$5	$5,017
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,635	2,462,785
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	690	534,078
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f) (i) (j)	4,140	49,055
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,081,056
6.75%, 12/01/2052	2,050	2,127,892
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	3,147,181
Series 2023
5.00%, 12/01/2053(a)	2,000	2,051,296
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	1,000	996,534
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	5,839,817

		42,575,580

Oklahoma – 1.3%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,263,987
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,272,581
5.50%, 08/15/2052	3,000	3,008,527
5.50%, 08/15/2057	11,290	11,308,977
Series 2022-A 5.50%, 08/15/2044	10,000	10,215,419
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	4,255	5,002,385
6.25%, 12/01/2040	2,000	2,276,083

		37,347,959

	Principal Amount (000)	U.S. $ Value

Oregon – 0.5%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	$10,000	$2,780,156
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2025-2 5.25%, 07/01/2040(a) (b)	10,605	11,933,786
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	3,000	763,674

		15,477,616

Other – 1.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	6,697	6,837,839
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065(a)	22,131	22,024,765
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XCA 0.959%, 07/25/2036(g)	6,337	343,334
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(g)	11,335	770,398
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class X 0.691%, 10/01/2036(g)	9,546	391,956
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A2 4.126%, 01/20/2041	2,000	1,913,197

		32,281,489

Pennsylvania – 2.3%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	5,710	4,788,719
8.00%, 06/30/2034	1,360	1,416,185
Series 2024-A 6.00%, 06/30/2034	640	690,353

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	$2,750	$2,806,130
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	7,961,513
6.00%, 06/01/2051	3,715	3,717,264
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,018,066
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	986,507
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AG Series 2022 5.75%, 12/31/2062	4,000	4,219,956
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	7,210	7,271,898
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	2,000	2,154,683
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2026-A 5.00%, 12/01/2056(c)	10,000	10,465,766
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	2,906,816
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(a)	11,900	12,179,073
7.75%, 08/01/2060(a)	2,350	2,515,203

		65,098,132

Puerto Rico – 8.1%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	345,000	10,757,341

	Principal Amount (000)	U.S. $ Value

Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	$21,858	$16,158,900
Series 2022-A Zero Coupon, 11/01/2051	4,922	3,039,190
0.00%, 11/01/2051	37,300	13,319,500
5.069%, 11/01/2051	12,247	8,480,998
Series 2022-C Zero Coupon, 11/01/2043	22,422	15,303,249
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	2,841	2,791,395
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(a)	5,500	5,509,847
Series 2021-B
5.00%, 07/01/2028(a)	2,550	2,644,843
5.00%, 07/01/2033(a)	2,835	3,005,501
5.00%, 07/01/2037(a)	2,530	2,640,370
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d) (e)	7,425	4,946,906
5.00%, 07/01/2037(d) (e)	10,045	6,692,481
Series 2008-W 5.00%, 07/01/2028(d) (e)	7,285	4,853,631
Series 2008WW 5.375%, 07/01/2024(d) (k)	3,700	2,469,750
Series 2010-A 5.25%, 07/01/2029(d) (e)	2,370	1,579,013
5.25%, 07/01/2030(d) (e)	390	259,838
Series 2010-C 5.00%, 07/01/2024(d) (k)	1,530	1,021,275
5.25%, 07/01/2027(d) (e)	2,550	1,698,937
5.25%, 07/01/2028(d) (e)	5,255	3,501,144
Series 2010-X 5.25%, 07/01/2027(d) (e)	3,725	2,481,781
5.25%, 07/01/2040(d) (e)	10,035	6,685,819
5.75%, 07/01/2036(d) (e)	2,280	1,519,050
Series 2010DDD 5.00%, 07/01/2020(d) (k)	1,660	1,108,050
5.00%, 07/01/2021(d) (k)	920	614,100
5.00%, 07/01/2022(d) (k)	610	407,175
Series 2010ZZ 5.25%, 07/01/2018(d) (k)	2,500	1,668,750
5.25%, 07/01/2019(d) (k)	1,715	1,144,763
5.25%, 07/01/2022(d) (k)	1,565	1,044,638
5.25%, 07/01/2024(d) (k)	1,570	1,047,975
5.25%, 07/01/2025(d) (k)	440	293,700

	Principal Amount (000)	U.S. $ Value

Series 2012-A 5.00%, 07/01/2029(d) (e)	$3,345	$2,228,606
5.00%, 07/01/2042(d) (e)	1,000	666,250
5.05%, 07/01/2042(d) (e)	2,000	1,332,500
Series 2013-A 7.00%, 07/01/2033(d) (e)	2,200	1,465,750
7.00%, 07/01/2040(d) (e)	575	383,094
AG Series 2007-V 5.25%, 07/01/2031	14,090	14,580,400
NATL Series 2007-V 5.25%, 07/01/2029	245	249,485
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,346	1,345,221
6.625%, 01/01/2028	10,263	10,279,998
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,291,147
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	274	263,020
Zero Coupon, 07/01/2029	1,519	1,368,463
Zero Coupon, 07/01/2046	57,388	20,538,660
Zero Coupon, 07/01/2051	40,000	10,471,104
Series 2019-A 4.329%, 07/01/2040	16,565	16,593,793
4.55%, 07/01/2040	2,637	2,653,797
5.00%, 07/01/2058	15,258	14,944,265

		230,345,463

South Carolina – 1.4%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	385	390,087
5.41%, 11/01/2039	7,515	7,561,996
6.28%, 11/01/2039	330	331,759
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	5,000	4,609,603
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f) (i) (j) (l)	2,476	2,476,393
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	6,205	6,281,335

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	$185	$179,587
Series 2023-A 6.50%, 02/01/2056(a)	5,305	5,461,078
Series 2023-B 7.50%, 08/01/2047(a)	2,200	2,218,676
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d) (e) (f)	3,115	342,650
6.50%, 06/01/2051(d) (e) (f)	3,175	349,250
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(h)	6,135	4,736,890
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.75%, 12/01/2060	4,955	4,980,186
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2043	1,606	1,299,603

		41,219,093

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	950,303
4.00%, 08/01/2051	3,620	3,026,690
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,578,430

		5,555,423

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	19,089,686
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(f)	2,350	2,335,545
9.50%, 11/01/2052(f)	6,860	6,462,174

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(d) (e) (f)	$100	$10
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f) (i) (j)	3,544	42,000
Shelby County Health Educational & Housing Facilities Board (Village at Germantown) Series 2014 5.25%, 12/01/2044	1,075	1,056,925
5.25%, 12/01/2049	3,250	2,966,972
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	5,725	4,747,428

		36,700,740

Texas – 8.7%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(a)	1,200	1,220,200
5.875%, 06/15/2065(a)	1,200	1,222,002
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,100	1,117,693
6.375%, 06/01/2062(a)	3,500	3,551,899
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	4,717,375
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,500	1,500,130
5.00%, 12/01/2045	1,000	963,421
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2025-B 5.00%, 08/15/2051	10,000	10,599,064
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(d) (e) (f) (i) (j)	7,968	797
12.00%, 06/01/2043(d) (e) (f) (i) (j)	937	94

	Principal Amount (000)	U.S. $ Value

Carrollton-Farmers Branch Independent School District (Carrollton-Farmers Branch Independent School District) Series 2025 5.25%, 02/15/2055	$14,555	$15,547,085
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	69,315	4,936,420
6.00%, 12/01/2062	8,080	7,729,227
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	3,460	3,145,814
6.25%, 12/01/2054(a)	1,400	1,200,592
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,720,939
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	10,540	10,558,591
Series 2024-B 5.50%, 07/15/2038	3,520	3,871,179
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,807,369
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(a)	1,000	970,919
6.25%, 06/15/2053(a)	2,000	1,961,560
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,111,981
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2032(a)	2,000	2,000,918
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2036	10,000	11,369,806
El Paso County Hospital District (El Paso County Hospital District) Series 2017 5.00%, 08/15/2033	3,940	4,028,116

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2054	$1,585	$329,918
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,242,844
Zero Coupon, 12/01/2046	1,000	334,970
Zero Coupon, 12/01/2055	5,000	942,677
Zero Coupon, 12/01/2056	3,325	592,281
Mansfield Independent School District (Mansfield Independent School District) Series 2025 5.25%, 02/15/2055	14,155	15,119,820
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	9,335	9,372,838
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	1,000	1,001,240
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2055	2,000	2,014,326
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(d) (e)	736	735,651
7.25%, 12/31/2030(d) (e)	4,145	4,145,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d) (e) (h)	9,878	4,247,884
7.50%, 11/15/2036(d) (e)	2,265	2,265,000
7.50%, 11/15/2037(d) (e)	365	365,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	7,610	7,612,288
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,551,137
Series 2025 6.75%, 07/01/2044	2,190	2,301,472
7.125%, 07/01/2056	1,000	1,027,329
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2042	7,485	7,511,117

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$1,680	$1,436,608
Series 2022 4.00%, 01/01/2047	1,300	1,007,952
4.25%, 01/01/2057	5,000	3,669,667
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	5,189,590
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	3,000	3,052,606
6.50%, 07/01/2056(a)	3,920	3,917,477
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	1,605	1,513,893
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,033,031
4.00%, 08/15/2056	1,380	1,083,563
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	2,315	2,334,480
5.125%, 01/01/2044(a)	2,500	2,502,649
5.25%, 01/01/2054(a)	2,000	1,927,074
10.00%, 07/01/2026(a)	2,000	2,004,347
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	12,026	10,537,021
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d) (e) (i) (j)	920	0
5.00%, 11/15/2045(d) (e) (i) (j)	2,115	0
5.25%, 11/15/2047(d) (e) (i) (j)	678	0
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-2 5.50%, 01/01/2054(a) (b)	10,895	11,721,142

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2025-2 5.00%, 01/01/2055(a) (b)	$10,000	$10,942,607
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000	10,377,006

		246,816,696

Utah – 1.0%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	2,200	2,227,262
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	3,000	3,004,132
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	2,000	1,977,452
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.20%, 06/01/2054(a)	1,000	1,000,253
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.50%, 06/01/2055(a)	2,225	2,239,744
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	1,000	1,000,529
Series 2024-2 6.00%, 06/15/2054(a)	1,000	1,030,936
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,499,523
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	2,200	2,240,852

	Principal Amount (000)	U.S. $ Value

Series 2025-A 0.00%, 03/01/2055(h)	$1,250	$1,022,476
5.875%, 03/01/2045	1,000	1,048,578
6.125%, 03/01/2055	1,820	1,899,606
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a) (h)	3,163	2,864,216
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,025,282
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	2,000	1,698,523
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,900	1,974,780

		28,754,144

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,500	1,392,279

Virginia – 2.0%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	6,410	6,279,686
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,700	1,713,498
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	1,215	1,216,170
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	28,805	24,422,890
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	6,057,490

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	$4,000	$3,040,922
Series 2015-A 5.00%, 07/01/2035(a)	1,200	1,028,589
5.00%, 07/01/2045(a)	3,110	2,364,316
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	4,465	4,348,003
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.307% (SOFR + 5.50%), 06/01/2029(d) (e) (f) (m)	8,500	3,400,000
8.50%, 06/01/2042(d) (e) (f)	10,000	4,000,000

		57,871,564

Washington – 1.9%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,101,865
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 6.625%, 12/01/2045	1,000	1,025,396
7.00%, 12/01/2060	5,665	5,807,003
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044(b)	10,000	10,270,352
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	3,970	4,201,284
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	432,687
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,926,878
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(a)	2,200	2,218,110
5.00%, 01/01/2046(a)	4,425	4,293,234
Series 2019-A 5.00%, 01/01/2049(a)	1,000	940,837

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	$5,000	$4,751,884
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	2,710	2,906,258
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	9,287	9,216,904
Series 2021-1, Class X 0.727%, 12/20/2035(g)	7,331	271,703
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.495%, 04/20/2037(g)	19,552	1,871,539
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	1,287	1,301,389

		53,537,323

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	815,030
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(a)	395	417,203
6.00%, 06/01/2053(a)	875	922,656
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2021-A 4.125%, 06/01/2043(a)	2,075	1,953,841
Series 2023 0.00%, 06/01/2053(a) (h)	5,070	1,149,357
7.00%, 06/01/2043(a)	430	458,784
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d) (e) (f)	8,000	4,800,000

		10,516,871

	Principal Amount (000)	U.S. $ Value

Wisconsin – 8.0%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (i) (j) (k)	$3,409	$0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	6,175	5,890,698
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2031(c)	4,550	4,984,331
5.00%, 05/01/2032(c)	4,325	4,816,578
5.00%, 05/01/2034(c)	1,300	1,480,182
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	2,000	1,979,193
Wisconsin Center District (Wisconsin Center District) AG Series 2020-D Zero Coupon, 12/15/2050	44,075	13,649,261
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,041,821
5.875%, 07/01/2055	1,675	1,693,414
Series 2025 6.625%, 07/01/2060	2,000	2,112,450
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	2,062,239
4.00%, 01/01/2057	1,000	792,848
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	1,605	1,493,377
Series 2022-A 3.875%, 12/01/2039(a)	7,370	6,836,052
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	716,349
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,000	1 ,070,649
7.25%, 01/01/2061(a)	2,710	2,850,947
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	5,000	2,340,901

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	$8,770	$8,274,048
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	27,000	25,733,921
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.75%, 02/01/2052(a)	8,500	8,708,557
6.00%, 02/01/2062(a)	7,850	8,099,725
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(f)	5,500	5,571,144
8.125%, 07/01/2058(f)	5,500	5,574,589
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	6,975	6,400,999
6.625%, 02/01/2046(a)	4,750	4,003,101
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 4.75%, 07/01/2045(a)	1,800	1,701,815
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	927,143
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	13,360	4,209,320
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	3,404	2,427,916
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,000	1,024,969
7.25%, 12/01/2042(a)	2,370	2,479,749
7.50%, 12/01/2052(a)	2,060	2,161,688
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	6,640	4,681,200
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	2,000	1,189,825

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	$1,022	$791,243
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	40	43,990
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	4,475	4,721,078
5.75%, 07/01/2054	1,000	1,044,952
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	3,000	3,359,224
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	6,000	6,721,392
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	16,500	11,875,748
Series 2022 4.00%, 06/01/2049(a)	3,970	3,020,207
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,726,001
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	762	762,021
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	2,000	2,045,475
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	10,000	10,473,329
6.50%, 06/30/2060	2,140	2,381,047
6.50%, 12/31/2065	4,000	4,447,400
Series 2025-2
5.75%, 12/31/2065(a) (b)	10,000	10,458,222
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,200	1,111,211
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(a)	5,095	5,245,537

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(a)	$2,500	$2,363,256
4.00%, 12/01/2051(a)	1,500	1,241,700
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	5,040	4,935,629
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	1,150	992,250

		228,741,911

Total Long-Term Municipal Bonds (cost $3,385,756,128)		3,177,981,992

Short-Term Municipal Notes – 0.0%
Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(a)	185	185,255

Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d) (f) (i) (j) (k)	7,500	0
Series 2023 15.00%, 04/30/2023(d) (f) (i) (j) (k)	1,815	18

		18

Total Short-Term Municipal Notes (cost $9,500,000)		185,273

Total Municipal Obligations (cost $3,395,256,128)		3,178,167,265

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	6,747,285

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(i) (j)	13,775	8,677,206

Consumer Non-Cyclical – 0.0%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 03/31/2026(a) (i) (j)	365	371,829

	Principal Amount (000)	U.S. $ Value

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (i) (j) (k)	$4,179	$49,910

Total Corporates - Non-Investment Grade (cost $22,929,566)		15,846,230

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(n) (cost $6,136,210)	6,300	6,569,766

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00% (d) (i) (j) (cost $4,015,813)	225,721	656,848

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
BL Train Holdings West LLC, expiring 12/31/2026(d) (i) (j) (cost $0)	125,703	157,129

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(o) (p) (q) (cost $33,723,047)	33,723,047	33,723,047

Total Investments – 113.5% (cost $3,462,060,764)(r)		3,235,120,285
Other assets less liabilities – (13.5)%		(384,218,086)

Net Assets – 100.0%		$2,850,902,199

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.32%	USD	169,914	$(13,155,290)	$(11,682,224)	$(1,473,066)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	126,000	10/15/2029	2.569%	CPI#	Maturity	$(609,222)	$—	$(609,222)
USD	124,000	10/15/2029	2.485%	CPI#	Maturity	(87,881)	—	(87,881)

						$(697,103)	$—	$(697,103)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	$(120,872)	$—	$(120,872)
USD	77,500	03/12/2032	1 Day SOFR	3.772%	Annual	1,803,922	—	1,803,922
USD	66,400	01/03/2033	1 Day SOFR	3.583%	Annual	950,325	—	950,325
USD	36,600	01/03/2033	1 Day SOFR	3.695%	Annual	783,403	—	783,403
USD	16,300	02/15/2035	3.603%	1 Day SOFR	Annual	(147,815)	(1,145)	(146,670)
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,630,364)	—	(1,630,364)

						$1,638,599	$(1,145)	$1,639,744

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	$807,683	$—	$807,683
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	999,943	—	999,943
Bank of America NA	USD	15,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	1,234,625	—	1,234,625
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	770,119	—	770,119
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	95,844	—	95,844
Citibank NA	USD	21,490	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	873,852	—	873,852
JPMorgan Chase Bank NA	USD	10,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	909,850	—	909,850
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	1,208,926	—	1,208,926
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	775,945	—	775,945
JPMorgan Chase Bank NA	USD	20,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	232,851	—	232,851
JPMorgan Chase Bank NA	USD	20,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	44,973	—	44,973
JPMorgan Chase Bank NA	USD	28,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	141,551	—	141,551
JPMorgan Chase Bank NA	USD	28,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	51,746	—	51,746
JPMorgan Chase Bank NA	USD	28,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	40,525	—	40,525

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Bank NA	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	$807,683	$—	$807,683
Morgan Stanley Bank NA	USD	20,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	2,149,534	—	2,149,534
Morgan Stanley Bank NA	USD	20,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	2,559,040	—	2,559,040
Morgan Stanley Bank NA	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	948,325	—	948,325
Morgan Stanley Bank NA	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	299,659	—	299,659
Royal Bank of Canada	USD	20,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	201,735	—	201,735

							$15,154,409	$—	$15,154,409

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $1,397,167,444 or 49.0% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund .
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.61% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020- 06/10/2022	$10,701,376	$244,870	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021- 07/21/2022	466,370	11,280	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	70,500	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	7,808,977	797	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	937,369	94	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	$929,889	$600,000	0.02%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	4,000,000	4,206,868	0.15%
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045	11/20/2015	1,751,086	1,264,867	0.04%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018- 10/05/2020	2,765,543	49,055	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	8,500,000	0.30%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021	1,916,480	1,458,308	0.05%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	04/27/2023- 07/14/2021	1,915,902	1,304,231	0.05%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023- 07/14/2021	1,015,167	558,401	0.02%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,902,198	0.21%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019- 02/09/2022	16,910,385	878,750	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	5,088,250	4,000,000	0.14%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	$980,723	$800,000	0.02%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	2,350,000	2,335,545	0.08%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022- 06/13/2025	6,853,536	6,462,174	0.23%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025- 12/18/2025	2,476,393	2,476,393	0.09%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	10	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,520,267	42,000	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	5,688,897	287,500	0.01%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023- 07/30/2024	7,609,919	7,612,288	0.27%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021- 03/30/2021	3,820,429	3,661,698	0.13%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021- 07/20/2022	3,043,149	342,650	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021- 10/20/2022	2,823,606	349,250	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	$1,464,723	$15	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.307%, 06/01/2029	06/08/2022	8,500,000	3,400,000	0.12%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	10,000,000	4,000,000	0.14%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	8,000,000	4,800,000	0.17%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	25,733,921	0.90%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	5,500,000	5,571,144	0.20%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	5,500,000	5,574,589	0.20%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18	0.00%

(g)	IO - Interest Only.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2026.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.

(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,944,546 and gross unrealized depreciation of investments was $(317,261,041), resulting in net unrealized depreciation of $(212,316,495).

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

MMD – Municipal Market Data

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$3,174,509,040	$3,472,952	(a)	$3,177,981,992
Short-Term Municipal Notes	—	185,255	18	(a)	185,273
Corporates - Non-Investment Grade	—	6,747,285	9,098,945		15,846,230
Corporates - Investment Grade	—	6,569,766	—		6,569,766
Preferred stocks	—	—	656,848		656,848
Warrants	—	—	157,129		157,129
Short-Term Investments	33,723,047	—	—		33,723,047

Total Investments in Securities	33,723,047	3,188,011,346	13,385,892	(a)	3,235,120,285
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	3,537,650	—		3,537,650
Interest Rate Swaps	—	15,154,409	—		15,154,409
Liabilities:
Centrally Cleared Credit Default Swaps	—	(13,155,290)	—		(13,155,290)
Centrally Cleared Inflation (CPI) Swaps	—	(697,103)	—		(697,103)
Centrally Cleared Interest Rate Swaps	—	(1,899,051)	—		(1,899,051)

Total	$33,723,047	$3,190,951,961	$13,385,892	(a)	$3,238,060,900

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2026 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57,952	$466,223	$490,452	$33,723	$906